ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 5) $ in Millions, $ in Millions, in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLF ( )
Disclosure of financial liabilities [line items]
Notional amount | $	$ 241,467,084			$ 177,224,139
Senior Bonds [Member] | USD [Member]
Disclosure of financial liabilities [line items]
Notional amount | $		$ 3,090,000			$ 6,900,000
Issuance date	Jul. 06, 2018	Jul. 06, 2018	Jul. 06, 2018	Jun. 03, 2017	Jun. 03, 2017	Jun. 03, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount						1,000,000
Issuance date				Dec. 05, 2017	Dec. 05, 2017	Dec. 05, 2017
Senior Bonds [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Notional amount | $	$ 12,890,000,000			$ 10,990,000,000
Issuance date	Apr. 01, 2018	Apr. 01, 2018	Apr. 01, 2018	Dec. 12, 2017	Dec. 12, 2017	Dec. 12, 2017
Senior Bonds [Member] | USD [Member]
Disclosure of financial liabilities [line items]
Notional amount | $		$ 250,000,000
Issuance date	Nov. 12, 2018	Nov. 12, 2018	Nov. 12, 2018
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount						690,000
Issuance date				May 16, 2017	May 16, 2017	May 16, 2017
Senior Bonds [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Notional amount | $	$ 4,600,000,000
Issuance date	Apr. 01, 2018	Apr. 01, 2018	Apr. 01, 2018
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount			24,000			15,000
Issuance date	Jan. 22, 2018	Jan. 22, 2018	Jan. 22, 2018	May 17, 2017	May 17, 2017	May 17, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount			484,000			340,000
Issuance date	May 04, 2018	May 04, 2018	May 04, 2018	Jun. 26, 2017	Jun. 26, 2017	Jun. 26, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount			184,000			590,000
Issuance date	Jun. 04, 2018	Jun. 04, 2018	Jun. 04, 2018	Jan. 06, 2017	Jan. 06, 2017	Jan. 06, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount			216,000			300,000
Issuance date	Apr. 23, 2018	Apr. 23, 2018	Apr. 23, 2018	Feb. 06, 2017	Feb. 06, 2017	Feb. 06, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount			4,000			130,000
Issuance date	Apr. 24, 2018	Apr. 24, 2018	Apr. 24, 2018	May 06, 2017	May 06, 2017	May 06, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount			262,000			265,000
Issuance date	Apr. 25, 2018	Apr. 25, 2018	Apr. 25, 2018	Jun. 19, 2017	Jun. 19, 2017	Jun. 19, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount			800,000			770,000
Issuance date	Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018	Oct. 07, 2017	Oct. 07, 2017	Oct. 07, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount						10,000
Issuance date				Jul. 21, 2017	Jul. 21, 2017	Jul. 21, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount						200,000
Issuance date				Aug. 28, 2017	Aug. 28, 2017	Aug. 28, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount						200,000
Issuance date				Aug. 28, 2017	Aug. 28, 2017	Aug. 28, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount						2,000
Issuance date				Aug. 29, 2017	Aug. 29, 2017	Aug. 29, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount						270,000
Issuance date				Aug. 29, 2017	Aug. 29, 2017	Aug. 29, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount						14,000
Issuance date				Mar. 11, 2017	Mar. 11, 2017	Mar. 11, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount						400,000
Issuance date				Nov. 29, 2017	Nov. 29, 2017	Nov. 29, 2017
Senior Bonds [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Notional amount						20,000
Issuance date				Jun. 12, 2017	Jun. 12, 2017	Jun. 12, 2017